Right of Use Assets, Net	9 Months Ended
Sep. 30, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets, Net

14. RIGHT-OF-USE ASSETS, NET

	Real Estate	Transportation and Storage Assets (1)	Manufacturing Assets	Retail and Other	Total
COST
As at December 31, 2020 (2)	495	977	15	15	1,502
Acquisition (Note 4A)	99	765	138	130	1,132
Additions	4	87	7	3	101
Modifications	1	5	—	—	6
Re-measurement	(3)	—	—	(2)	(5)
Exchange Rate Movements and Other	(4)	(5)	1	(3)	(11)
As at September 30, 2021	592	1,829	161	143	2,725

ACCUMULATED DEPRECIATION
As at December 31, 2020 (2)	58	293	5	7	363
Depreciation	29	178	17	17	241
Exchange Rate Movements and Other	(4)	(4)	1	(5)	(12)
As at September 30, 2021	83	467	23	19	592

CARRYING VALUE
As at December 31, 2020 (2)	437	684	10	8	1,139
As at September 30, 2021	509	1,362	138	124	2,133
(1)Transportation and storage assets include railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Balances for periods prior to January 1, 2021, have been reclassified to conform with the current period’s presentation of asset classes.